S000010617 [Member] Expense Example, No Redemption - S000010617 [Member]	Aug. 31, 2025 USD ($)
C000129839 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
C000253710 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
C000029358 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	566
Expense Example, No Redemption, 3 Years	760
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,575
C000029360 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,799
C000029362 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
C000094661 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,443
C000094663 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810